Business Combinations	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations [text block]
Note 15 Business Combinations

a)	La Consulta Vineyard.

On June 1, 2020, the Argentine subsidiary Finca La Celia S.A. became the owner of the operation of La Consulta vineyard by a deed of sale and after having obtained regulatory approvals in Argentina.

For the business combination described above, the fair values of assets and liabilities have been determined (See
Note 1 - General Information letter C, number (5)
).

As of
December 31, 2022,
the Company did not have any business combinations.